UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Portland Investment Counsel Inc.
Address:  	1375 Kerns Rd. Suite 100
                Burlington, ON, Canada
                L7P 4V7

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Vicky Edwards
Title: VP, General Counsel and Chief Compliance Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

                               	Burlington, Ontario, Canada	 November 11, 2010
Signature			City, State			 Date

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	65

Form 13F Information Table Value Total: 	$903,876
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F - INFORMATION TABLE as at September 30, 2010

                                                                                                                 VOTING AUTHORITY
NAME OF ISSUER			TITLE 		  CUSIP		Value	      SHRS   	SH/ PUT/ INVSTMT  OTHER	SOLE	SHRD	NONE
				OF CLASS	  NUMBER 	(x$1000)      OR PRN 	PRN CALL DSCRETN  MNGERS

ABB LTD				SPONSORED ADR	 000375204	274		12960	SH 	SOLE		12960
AMERIPRISE FINL INC		COM		 03076C106	1576		33300	SH 	SOLE		33300
AON CORP			COM		 037389103	235		6000	SH 	SOLE		6000
ARCHER DANIELS MIDLAND CO	COM		 039483AW2	94506		2960720	SH 	SOLE		2960720
BANCO SANTANDER SA		ADR		 05964H105	1051		83000	SH 	SOLE		83000
BANK NOVA SCOTIA HALIFAX	COM		 064149107	2863		53676	SH 	SOLE		53676
BANK OF AMERICA CORPORATION	COM		 60505104	2647		202000	SH 	SOLE		202000
BARCLAYS PLC			ADR		 06738E204	3265		173235	SH 	SOLE		173235
BECTON DICKINSON & CO		COM		 075887109	84019		1133853	SH 	SOLE		1133853
BHP BILLITON LTD		SPONSORED ADR	 88606108	372		5820	SH 	SOLE		5820
CARNIVAL CORP			PAIRED CTF	 143658300	332		8700	SH 	SOLE		8700
CENTRAL GOLDTRUST		TR UNIT		 153546106	895		17500	SH 	SOLE		17500
CLOROX CO DEL			COM		 189054109	32534		487331	SH 	SOLE		487331
CREDIT SUISSE GROUP		SPONSORED ADR	 225401108	638		15000	SH 	SOLE		15000
DEUTSCHE BANK AG		NAMEN AKT	 D18190898	1040		19000	SH 	SOLE		19000
DEUTSCHE TELEKOM AG		SPONSORED ADR	 251566105	168		12300	SH 	SOLE		12300
DUN & BRADSTREET CORP DEL NE	COM		 26483E100	1299		17527	SH 	SOLE		17527
EATON VANCE CORP		COM NON VTG	 278265103	1307		45000	SH 	SOLE		45000
EQUIFAX INC			COM		 294429105	1491		47800	SH 	SOLE		47800
FEDERATED INVS INC PA		CL B		 314211103	455		20000	SH 	SOLE		20000
FRANKLIN RES INC		COM		 354613101	16676		156000	SH 	SOLE		156000
GLOBAL PMTS INC			COM		 37940X102	2681		62508	SH 	SOLE		62508
GOLDMAN SACHS GROUP INC		COM		 38141G104	1482		10250	SH 	SOLE		10250
HARTFORD FINL SVCS GROUP INC	COM		 416515104	3167		138000	SH 	SOLE		138000
HSBC HLDGS PLC			SPON ADR NEW	 404280406	2966		58630	SH 	SOLE		58630
INFOSYS TECHNOLOGIES LTD	SPONSORED ADR	 456788108	1460		21818	SH 	SOLE		21818
ING GROEP N V			SPONSORED ADR	 456837103	277		26900	SH 	SOLE		26900
INVESCO LTD			SHS		 G491BT108	88563		4171600	SH 	SOLE		4171600
JANUS CAP GROUP INC		COM		 47102X105	734		67000	SH 	SOLE		67000
JPMORGAN CHASE & CO		COM		 46625H100	5999		157615	SH 	SOLE		157615
LENDER PROCESSING SVCS INC	COM		 52602E102	282		8500	SH 	SOLE		8500
LLOYDS BANKING GROUP PLC	SPONSORED ADR	 539439109	1037		225000	SH 	SOLE		225000
MANULIFE FINL CORP		COM		 56501R106	2825		223529	SH 	SOLE		223529
MASTERCARD INC			CL A		 57636Q104	3214		14350	SH 	SOLE		14350
METLIFE INC			COM		 59156R108	1769		46000	SH 	SOLE		46000
MORGAN STANLEY			COM NEW		 617446448	1109		44940	SH 	SOLE		44940
NOBLE CORPORATION BAAR		NAMEN -AKT	 H5833N103	84742		2507913	SH 	SOLE		2507913
NOMURA HLDGS INC		SPONSORED ADR	 65535H208	72		15000	SH 	SOLE		15000
NORTHERN TR CORP		COM		 665859104	427		8845	SH 	SOLE		8845
NYSE EURONEXT			COM		 629491101	349		12200	SH 	SOLE		12200
OPPENHEIMER HLDGS INC		CL A NON VTG	 683797104	5937		212400	SH 	SOLE		212400
POSCO	SPONSORED 		ADR		 693483109	570		5000	SH 	SOLE		5000
PRUDENTIAL FINL INC		COM		 744320102	2704		49905	SH 	SOLE		49905
RESEARCH IN MOTION LTD		COM		 760975102	58652		1205576	SH 	SOLE		1205576
ROYAL BK CDA MONTREAL QUE	COM		 780087102	22662		435477	SH 	SOLE		435477
ROYAL BK SCOTLAND GROUP PLC	SPONS ADR 20 ORD 780097689	148		10000	SH 	SOLE		10000
ROYAL DUTCH SHELL PLC		SPONS ADR A	 780259206	241		4000	SH 	SOLE		4000
SHAW COMMUNICATIONS INC		CL B CONV	 82028K200	40231		1828330	SH 	SOLE		1828330
SIEMENS A G			SPONSORED ADR	 826197501	506		4800	SH 	SOLE		4800
SK TELECOM LTD			SPONSORED ADR	 78440P108	175		10000	SH 	SOLE		10000
STATE STR CORP			COM		 857477103	874		23200	SH 	SOLE		23200
STEWART INFORMATION SVCS COR	COM		 860372101	136		12000	SH 	SOLE		12000
SUN LIFE FINL INC		COM		 866796105	6537		250064	SH 	SOLE		250064
SUNCOR ENERGY INC NEW		COM		 867224107	64724		1989642	SH 	SOLE		1989642
SYNGENTA AG			SPONSORED ADR	 87160A100	397		7970	SH 	SOLE		7970
THOMSON REUTERS CORP		COM		 884903105	2196		58455	SH 	SOLE		58455
TORONTO DOMINION BK ONT		COM NEW		 891160509	126849		1754590	SH 	SOLE		1754590
TOTAL S A			SPONSORED ADR	 89151E109	568		11000	SH 	SOLE		11000
TOYOTA MOTOR CORP		SP ADR REP2COM	 892331307	429		6000	SH 	SOLE		6000
UBS AG				SHS NEW		 H89231338	2407		141500	SH 	SOLE		141500
VISA INC			COM CL A	 92826C839	3164		42610	SH 	SOLE		42610
VODAFONE GROUP PLC NEW		SPONS ADR NEW	 92857W209	336		13530	SH 	SOLE		13530
WAL MART STORES INC		COM		 931142103	84289		1574910	SH 	SOLE		1574910
WELLS FARGO & CO NEW		COM		 949746101	27393		1090700	SH 	SOLE		1090700
WILLIS GROUP HOLDINGS PUBLIC	SHS		 G96666105	955		31000	SH 	SOLE		31000

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